iMedical Innovations Inc. - Balance Sheets - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash		$ 410,601	$ 448,599
Harmonized sales tax recoverable		36,291	71,336
Deposits and other receivables		72,202
TOTAL CURRENT ASSETS		$ 519,094	$ 519,935
Equipment	[1]
Total Assets		$ 519,094	$ 519,935
CURRENT LIABILITIES
Accounts payable and accrued liabilities	[2]	413,273	176,039
Total current liabilities		413,273	$ 176,039
Convertible promissory notes	[3]	783,778
Derivative liabilities	[4]	561,220
TOTAL LIABILITIES		$ 1,758,271	$ 176,039
STOCKHOLDERS' (DEFICIENCY) EQUITY
Preferred stock	[5]
Common stock	[6]	$ 4,771,954	$ 3,959,849
Additional paid-in capital		3,235,645	409,658
Accumulated other comprehensive (loss) income		(18,002)	17,311
Accumulated deficit		(9,228,774)	(4,042,922)
Total stockholders' (deficiency) equity		(1,239,177)	343,896
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIENCY) EQUITY		$ 519,094	$ 519,935

[1]	See Note 5
[2]	See Note 6
[3]	See Note 7
[4]	See Note 8
[5]	no par value, unlimited authorized, no share issued and outstanding as at December 31, 2015 and 2014, respectively. See Note 9
[6]	no par value, unlimited authorized, 18,798,000 and 16,315,500 shares issued and outstanding as at December 31, 2015 and 2014, respectively. See Note 9